UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  March 31, 2012

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   W.R. Huff Asset Management Co., L.L.C.
                      --------------------------------------

              Address:  1776 On The Green
                        67 Park Place, 9th Floor
                        ------------------------
                        Morristown, NJ  07960
                        ------------------------

                        FORM 13F FILE NUMBER: 28- 10831
                        -------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward T. Dartley
           -----------------
Title:     Counsel
           -------
Phone:     (973) 984-1233
           --------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                Morristown, NJ               5/15/2012
----------------------              ----------------             -----------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       12
---------------------------------------       --


Form 13F Information Table Value Total:       $27,534 (thousands)
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List of Other Included Managers:     None
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


                     W.R. Huff Asset Management Co., L.L.C.
                           Form 13F Information Table
                                 March 31, 2012



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
Apple Inc                     Com        037833100      940       1,568  SH         SOLE                  1,568
Bristol Myers Squibb Co       Com        110122108      334       9,885  SH         SOLE                  9,885
Chevron Corp New              Com        166764100      643       6,000  SH         SOLE                  6,000
Duke Energy Corp New          Com        26441C105      225      10,708  SH         SOLE                 10,708
Kraft Foods Inc               CL A       50075N104      310       8,147  SH         SOLE                  8,147
Occidental Pete Corp Del      Com        674599105      238       2,500  SH         SOLE                  2,500
Pfizer Inc                    Com        717081103      204       9,000  SH         SOLE                  9,000
Portugal Telecom SGPS S A   Sponsored
                              ADR        737273102       66      12,175  SH         SOLE                 12,175
Rentrak Corp                  Com        760174102   23,541   1,037,042  SH         SOLE              1,037,042
Southern Co                   Com        842587107      299       6,662  SH         SOLE                  6,662
Telefonica S A              Sponsored
                              ADR        879382208      361      21,978  SH         SOLE                 21,978
Verizon Communications Inc    Com        92343V104      373      17,600  SH         SOLE                 17,600




This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.

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